NOTE C—INCOME TAXES - Income tax expense (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current taxes	$ 0	$ 0	$ 0	$ 0
Deferred taxes	0	0	0	0
Total	$ 0	$ 0	$ 0	$ 0